Financial statements preparation (Tables)	12 Months Ended
Sep. 30, 2022
Financial statements preparation
Schedule of change in accounting policy

The change in accounting policy has been applied retrospectively and had the following impact on the Parent Entity's 30 September 2021 financial statements:

	Parent Entity
$m	Reported	Restatement	Restated
Balance sheet
Due from subsidiaries	175,346	(128,084)	47,262
Total assets	1,002,689	(128,084)	874,605
Due to subsidiaries	178,816	(128,084)	50,732
Total liabilities	939,890	(128,084)	811,806
Net assets	62,799	-	62,799
Income statement
Interest income	21,906	(1,831)	20,075
Interest expense	(7,870)	2,100	(5,770)
Net interest income	14,036	269	14,305
Non-interest income	4,193	(269)	3,924
Net operating income before operating expenses and impairment (charges)/ benefits	18,229	-	18,229